UNITED STATES OF AMERICA BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release No. 28837 / July 27, 2009

In the Matter of FEDERATED CORE TRUST III FEDERATED INVESTMENT MANAGEMENT COMPANY 5800 Corporate Drive Pittsburgh, PA 15237-7000 (812-13421)

ORDER UNDER SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTION 22(e) OF THE INVESTMENT COMPANY ACT OF 1940 AND RULE 22c-1 THEREUNDER

Federated Core Trust III and Federated Investment Management Company filed an application on August 31, 2007, and amendments to the application on November 15, 2007, July 21, 2008, September 8, 2008, November 21, 2008, and June 29, 2009 requesting an order under section 6(c) of the Investment Company Act of 1940 (“Act”) for an exemption from section 22(e) of the Act and rule 22c-1 under the Act.

The order permits the series of a registered open-end management investment company whose outstanding securities are owned exclusively by persons who are qualified purchasers, as defined in section 2(a)(51) of the Act, to operate as an extended payment fund.

On June 30, 2009, a notice of the filing of the application was issued (Investment Company Act Release No. 28806). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is appropriate in the public interest, and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

Accordingly, in the matter of Federated Core Trust III, et al. (File No. 812-13421),

IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from section 22(e) of the Act and rule 22c-1 under the Act is granted, effective immediately, subject to the conditions contained in the application, as amended.

By the Commission.

/s/ Elizabeth Murphy

Elizabeth Murphy

 Secretary

2